LOANS AND ACCOUNTS RECEIVABLE FROM CUSTOMERS and INTERBANK LOANS (under IAS 39) (Details 11) $ in Millions	Dec. 31, 2017 CLP ($)
Disclosure of financial assets [line items]
Total portfolio before allowances	$ 27,725,914
Commercial Loans [Member]
Disclosure of financial assets [line items]
Total portfolio before allowances	14,071,327
Mortgage Loans [Member]
Disclosure of financial assets [line items]
Total portfolio before allowances	9,096,895
Consumer Loans [Member]
Disclosure of financial assets [line items]
Total portfolio before allowances	4,557,692
Non-Impaired Portfolio [Member]
Disclosure of financial assets [line items]
Total portfolio before allowances	$ 25,760,056
Overdue loans (less than 90 days) presented as portfolio percentage	2.53%
Overdue loans (90 days or more) presented as portfolio percentage
Non-Impaired Portfolio [Member] | Current Portfolio [Member]
Disclosure of financial assets [line items]
Total portfolio before allowances	$ 25,107,730
Non-Impaired Portfolio [Member] | Overdue for 1-29 Days [Member]
Disclosure of financial assets [line items]
Total portfolio before allowances	416,338
Non-Impaired Portfolio [Member] | Overdue for 30-89 Days [Member]
Disclosure of financial assets [line items]
Total portfolio before allowances	235,988
Non-Impaired Portfolio [Member] | Overdue for 90 Days or more [Member]
Disclosure of financial assets [line items]
Total portfolio before allowances
Non-Impaired Portfolio [Member] | Commercial Loans [Member]
Disclosure of financial assets [line items]
Total portfolio before allowances	$ 12,895,139
Overdue loans (less than 90 days) presented as portfolio percentage	1.22%
Overdue loans (90 days or more) presented as portfolio percentage
Non-Impaired Portfolio [Member] | Commercial Loans [Member] | Current Portfolio [Member]
Disclosure of financial assets [line items]
Total portfolio before allowances	$ 12,737,508
Non-Impaired Portfolio [Member] | Commercial Loans [Member] | Overdue for 1-29 Days [Member]
Disclosure of financial assets [line items]
Total portfolio before allowances	103,908
Non-Impaired Portfolio [Member] | Commercial Loans [Member] | Overdue for 30-89 Days [Member]
Disclosure of financial assets [line items]
Total portfolio before allowances	53,723
Non-Impaired Portfolio [Member] | Commercial Loans [Member] | Overdue for 90 Days or more [Member]
Disclosure of financial assets [line items]
Total portfolio before allowances
Non-Impaired Portfolio [Member] | Mortgage Loans [Member]
Disclosure of financial assets [line items]
Total portfolio before allowances	$ 8,634,351
Overdue loans (less than 90 days) presented as portfolio percentage	3.20%
Overdue loans (90 days or more) presented as portfolio percentage
Non-Impaired Portfolio [Member] | Mortgage Loans [Member] | Current Portfolio [Member]
Disclosure of financial assets [line items]
Total portfolio before allowances	$ 8,357,733
Non-Impaired Portfolio [Member] | Mortgage Loans [Member] | Overdue for 1-29 Days [Member]
Disclosure of financial assets [line items]
Total portfolio before allowances	180,294
Non-Impaired Portfolio [Member] | Mortgage Loans [Member] | Overdue for 30-89 Days [Member]
Disclosure of financial assets [line items]
Total portfolio before allowances	96,324
Non-Impaired Portfolio [Member] | Mortgage Loans [Member] | Overdue for 90 Days or more [Member]
Disclosure of financial assets [line items]
Total portfolio before allowances
Non-Impaired Portfolio [Member] | Consumer Loans [Member]
Disclosure of financial assets [line items]
Total portfolio before allowances	$ 4,230,566
Overdue loans (less than 90 days) presented as portfolio percentage	5.15%
Overdue loans (90 days or more) presented as portfolio percentage
Non-Impaired Portfolio [Member] | Consumer Loans [Member] | Current Portfolio [Member]
Disclosure of financial assets [line items]
Total portfolio before allowances	$ 4,012,489
Non-Impaired Portfolio [Member] | Consumer Loans [Member] | Overdue for 1-29 Days [Member]
Disclosure of financial assets [line items]
Total portfolio before allowances	132,136
Non-Impaired Portfolio [Member] | Consumer Loans [Member] | Overdue for 30-89 Days [Member]
Disclosure of financial assets [line items]
Total portfolio before allowances	85,941
Non-Impaired Portfolio [Member] | Consumer Loans [Member] | Overdue for 90 Days or more [Member]
Disclosure of financial assets [line items]
Total portfolio before allowances
Impaired Portfolio [Member]
Disclosure of financial assets [line items]
Total portfolio before allowances	$ 1,803,173
Overdue loans (less than 90 days) presented as portfolio percentage	26.04%
Overdue loans (90 days or more) presented as portfolio percentage	34.09%
Impaired Portfolio [Member] | Current Portfolio [Member]
Disclosure of financial assets [line items]
Total portfolio before allowances	$ 718,849
Impaired Portfolio [Member] | Overdue for 1-29 Days [Member]
Disclosure of financial assets [line items]
Total portfolio before allowances	231,189
Impaired Portfolio [Member] | Overdue for 30-89 Days [Member]
Disclosure of financial assets [line items]
Total portfolio before allowances	238,361
Impaired Portfolio [Member] | Overdue for 90 Days or more [Member]
Disclosure of financial assets [line items]
Total portfolio before allowances	614,774
Impaired Portfolio [Member] | Commercial Loans [Member]
Disclosure of financial assets [line items]
Total portfolio before allowances	$ 1,013,503
Overdue loans (less than 90 days) presented as portfolio percentage	19.80%
Overdue loans (90 days or more) presented as portfolio percentage	35.81%
Impaired Portfolio [Member] | Commercial Loans [Member] | Current Portfolio [Member]
Disclosure of financial assets [line items]
Total portfolio before allowances	$ 449,895
Impaired Portfolio [Member] | Commercial Loans [Member] | Overdue for 1-29 Days [Member]
Disclosure of financial assets [line items]
Total portfolio before allowances	110,834
Impaired Portfolio [Member] | Commercial Loans [Member] | Overdue for 30-89 Days [Member]
Disclosure of financial assets [line items]
Total portfolio before allowances	89,806
Impaired Portfolio [Member] | Commercial Loans [Member] | Overdue for 90 Days or more [Member]
Disclosure of financial assets [line items]
Total portfolio before allowances	362,968
Impaired Portfolio [Member] | Mortgage Loans [Member]
Disclosure of financial assets [line items]
Total portfolio before allowances	$ 462,544
Overdue loans (less than 90 days) presented as portfolio percentage	31.24%
Overdue loans (90 days or more) presented as portfolio percentage	34.43%
Impaired Portfolio [Member] | Mortgage Loans [Member] | Current Portfolio [Member]
Disclosure of financial assets [line items]
Total portfolio before allowances	$ 158,770
Impaired Portfolio [Member] | Mortgage Loans [Member] | Overdue for 1-29 Days [Member]
Disclosure of financial assets [line items]
Total portfolio before allowances	74,072
Impaired Portfolio [Member] | Mortgage Loans [Member] | Overdue for 30-89 Days [Member]
Disclosure of financial assets [line items]
Total portfolio before allowances	70,437
Impaired Portfolio [Member] | Mortgage Loans [Member] | Overdue for 90 Days or more [Member]
Disclosure of financial assets [line items]
Total portfolio before allowances	159,265
Impaired Portfolio [Member] | Consumer Loans [Member]
Disclosure of financial assets [line items]
Total portfolio before allowances	$ 327,126
Overdue loans (less than 90 days) presented as portfolio percentage	38.03%
Overdue loans (90 days or more) presented as portfolio percentage	28.29%
Impaired Portfolio [Member] | Consumer Loans [Member] | Current Portfolio [Member]
Disclosure of financial assets [line items]
Total portfolio before allowances	$ 110,184
Impaired Portfolio [Member] | Consumer Loans [Member] | Overdue for 1-29 Days [Member]
Disclosure of financial assets [line items]
Total portfolio before allowances	46,283
Impaired Portfolio [Member] | Consumer Loans [Member] | Overdue for 30-89 Days [Member]
Disclosure of financial assets [line items]
Total portfolio before allowances	78,118
Impaired Portfolio [Member] | Consumer Loans [Member] | Overdue for 90 Days or more [Member]
Disclosure of financial assets [line items]
Total portfolio before allowances	92,541
Total Impaired Portfolio [Member]
Disclosure of financial assets [line items]
Total portfolio before allowances	$ 27,563,229
Overdue loans (less than 90 days) presented as portfolio percentage	4.07%
Overdue loans (90 days or more) presented as portfolio percentage	2.23%
Total Impaired Portfolio [Member] | Current Portfolio [Member]
Disclosure of financial assets [line items]
Total portfolio before allowances	$ 25,826,579
Total Impaired Portfolio [Member] | Overdue for 1-29 Days [Member]
Disclosure of financial assets [line items]
Total portfolio before allowances	647,527
Total Impaired Portfolio [Member] | Overdue for 30-89 Days [Member]
Disclosure of financial assets [line items]
Total portfolio before allowances	474,349
Total Impaired Portfolio [Member] | Overdue for 90 Days or more [Member]
Disclosure of financial assets [line items]
Total portfolio before allowances	614,774
Total Impaired Portfolio [Member] | Commercial Loans [Member]
Disclosure of financial assets [line items]
Total portfolio before allowances	$ 13,908,642
Overdue loans (less than 90 days) presented as portfolio percentage	2.58%
Overdue loans (90 days or more) presented as portfolio percentage	2.61%
Total Impaired Portfolio [Member] | Commercial Loans [Member] | Current Portfolio [Member]
Disclosure of financial assets [line items]
Total portfolio before allowances	$ 13,187,403
Total Impaired Portfolio [Member] | Commercial Loans [Member] | Overdue for 1-29 Days [Member]
Disclosure of financial assets [line items]
Total portfolio before allowances	214,742
Total Impaired Portfolio [Member] | Commercial Loans [Member] | Overdue for 30-89 Days [Member]
Disclosure of financial assets [line items]
Total portfolio before allowances	143,529
Total Impaired Portfolio [Member] | Commercial Loans [Member] | Overdue for 90 Days or more [Member]
Disclosure of financial assets [line items]
Total portfolio before allowances	362,968
Total Impaired Portfolio [Member] | Mortgage Loans [Member]
Disclosure of financial assets [line items]
Total portfolio before allowances	$ 9,096,895
Overdue loans (less than 90 days) presented as portfolio percentage	4.63%
Overdue loans (90 days or more) presented as portfolio percentage	1.75%
Total Impaired Portfolio [Member] | Mortgage Loans [Member] | Current Portfolio [Member]
Disclosure of financial assets [line items]
Total portfolio before allowances	$ 8,516,503
Total Impaired Portfolio [Member] | Mortgage Loans [Member] | Overdue for 1-29 Days [Member]
Disclosure of financial assets [line items]
Total portfolio before allowances	254,366
Total Impaired Portfolio [Member] | Mortgage Loans [Member] | Overdue for 30-89 Days [Member]
Disclosure of financial assets [line items]
Total portfolio before allowances	166,761
Total Impaired Portfolio [Member] | Mortgage Loans [Member] | Overdue for 90 Days or more [Member]
Disclosure of financial assets [line items]
Total portfolio before allowances	159,265
Total Impaired Portfolio [Member] | Consumer Loans [Member]
Disclosure of financial assets [line items]
Total portfolio before allowances	$ 4,557,692
Overdue loans (less than 90 days) presented as portfolio percentage	7.51%
Overdue loans (90 days or more) presented as portfolio percentage	2.03%
Total Impaired Portfolio [Member] | Consumer Loans [Member] | Current Portfolio [Member]
Disclosure of financial assets [line items]
Total portfolio before allowances	$ 4,122,673
Total Impaired Portfolio [Member] | Consumer Loans [Member] | Overdue for 1-29 Days [Member]
Disclosure of financial assets [line items]
Total portfolio before allowances	178,419
Total Impaired Portfolio [Member] | Consumer Loans [Member] | Overdue for 30-89 Days [Member]
Disclosure of financial assets [line items]
Total portfolio before allowances	164,059
Total Impaired Portfolio [Member] | Consumer Loans [Member] | Overdue for 90 Days or more [Member]
Disclosure of financial assets [line items]
Total portfolio before allowances	$ 92,541